FINANCIAL INSTRUMENTS - Summary of Changes in Foreign Exchange Rates (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	$ 1,949.8	$ 1,563.0
Financial investments	676.1	639.7
Trade accounts receivable	291.1	322.8
Loans and advances to customers	8.0	32.4
Derivative financial instruments	8.7	13.2
Other assets	683.0	436.1
Trade accounts payable supplier finance and Derivative financial instruments
Trade accounts payable	(1,116.8)	(966.3)
Trade accounts payable - Supplier finance arrangements	(62.9)	(43.3)
Loans and financing	(2,593.8)	(2,491.1)
Other payables	(958.4)	(521.0)
Derivative financial liabilities	(64.8)	(103.8)
R$ | Without the effect of derivative transactions
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	210.8	105.2
Financial investments	0.0	0.0
Trade accounts receivable	28.7	29.3
Loans and advances to customers	0.0	18.9
Derivative financial instruments	8.7	10.7
Other assets	29.9	22.7
Trade accounts payable supplier finance and Derivative financial instruments
Trade accounts payable	(147.0)	(116.2)
Trade accounts payable - Supplier finance arrangements	(32.9)	(20.4)
Loans and financing	(78.2)	(23.7)
Other payables	(25.8)	(15.0)
Derivative financial liabilities	(2.9)	(17.8)
Net exposure	(8.7)	(6.3)
US$ | Without the effect of derivative transactions
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	1,714.8	1,447.2
Financial investments	781.3	988.0
Trade accounts receivable	231.5	270.2
Loans and advances to customers	8.0	13.5
Derivative financial instruments	0.0	0.0
Other assets	253.4	81.6
Trade accounts payable supplier finance and Derivative financial instruments
Trade accounts payable	(931.1)	(812.9)
Trade accounts payable - Supplier finance arrangements	(30.0)	(22.9)
Loans and financing	(2,378.0)	(2,444.2)
Other payables	(194.5)	(104.8)
Derivative financial liabilities	(59.1)	(86.0)
Net exposure	(603.7)	(670.3)
Euro | Without the effect of derivative transactions
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	21.2	4.3
Financial investments	183.6	0.0
Trade accounts receivable	20.6	15.7
Loans and advances to customers	0.0	0.0
Derivative financial instruments	0.0	2.5
Other assets	6.5	5.3
Trade accounts payable supplier finance and Derivative financial instruments
Trade accounts payable	(34.2)	(30.7)
Trade accounts payable - Supplier finance arrangements	0.0	0.0
Loans and financing	(137.6)	(23.2)
Other payables	(10.9)	(5.3)
Derivative financial liabilities	(2.8)	0.0
Net exposure	46.4	(31.4)
Other currencies | Without the effect of derivative transactions
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	3.0	6.4
Financial investments	0.0	0.0
Trade accounts receivable	10.3	7.6
Loans and advances to customers	0.0	0.0
Derivative financial instruments	0.0	0.0
Other assets	0.3	0.3
Trade accounts payable supplier finance and Derivative financial instruments
Trade accounts payable	(4.5)	(6.5)
Trade accounts payable - Supplier finance arrangements	0.0	0.0
Loans and financing	0.0	0.0
Other payables	(0.4)	(0.3)
Derivative financial liabilities	0.0	0.0
Net exposure	$ 8.7	$ 7.5